Vessels, Net, Acquisitions (Details) - Capesize Vessel [Member] - Partnership [Member] $ in Thousands	May 31, 2017 t	Mar. 28, 2017 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Vessels, Net [Abstract]
Gross purchase price of vessel		$ 32,650
Dead weight tonnage | t	179,213
Capitalized expenditures			$ 89	$ 465